Pensions and other post-retirement benefits - Expected future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 1,930
Expected Future Benefit Payment, Year Two	1,930
Expected Future Benefit Payment, Year Three	1,949
Expected Future Benefit Payment, Year Four	1,949
Expected Future Benefit Payment, Year Five	1,967
Expected Future Benefit Payment, Years Thereafter	9,868
United Kingdom
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	1,081
Expected Future Benefit Payment, Year Two	1,107
Expected Future Benefit Payment, Year Three	1,127
Expected Future Benefit Payment, Year Four	1,140
Expected Future Benefit Payment, Year Five	1,160
Expected Future Benefit Payment, Years Thereafter	$ 5,892
Weighted average duration of defined benefit obligation	11 years 8 months 12 days
US
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 464
Expected Future Benefit Payment, Year Two	452
Expected Future Benefit Payment, Year Three	453
Expected Future Benefit Payment, Year Four	443
Expected Future Benefit Payment, Year Five	446
Expected Future Benefit Payment, Years Thereafter	$ 2,260
Weighted average duration of defined benefit obligation	8 years 9 months 18 days
Eurozone
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 305
Expected Future Benefit Payment, Year Two	295
Expected Future Benefit Payment, Year Three	293
Expected Future Benefit Payment, Year Four	289
Expected Future Benefit Payment, Year Five	284
Expected Future Benefit Payment, Years Thereafter	$ 1,317
Weighted average duration of defined benefit obligation	13 years 3 months 18 days
Other
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 80
Expected Future Benefit Payment, Year Two	76
Expected Future Benefit Payment, Year Three	76
Expected Future Benefit Payment, Year Four	77
Expected Future Benefit Payment, Year Five	77
Expected Future Benefit Payment, Years Thereafter	$ 399
Weighted average duration of defined benefit obligation	12 years 6 months